UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.4% (98.5% of Total Investments)

	MUNICIPAL BONDS – 127.4% (98.5% of Total Investments)

	Alabama – 3.9% (3.1% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue	9/22 at 100.00	AA	$ 3,341,400
	Bonds, Tender Option Bond Trust 2016-XL0024, 19.417%, 9/01/26 (IF) (4)
2,500	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	4/17 at 100.00	AA–	2,509,675
	4/01/22 – NPFG Insured
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	1,141,360
5,500	Total Alabama			6,992,435
	Arizona – 2.1% (1.6% of Total Investments)
355	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	4/17 at 100.00	N/R	355,437
	Campus Project, Series 2006, 5.100%, 10/01/22
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital,
	Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	BBB+	1,089,176
1,065	5.000%, 2/01/26	2/23 at 100.00	BBB+	1,178,785
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	N/R (5)	1,090,390
	5.000%, 7/01/19 (ETM)
3,385	Total Arizona			3,713,788
	California – 14.5% (11.2% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien	10/23 at 100.00	AA	3,484,259
	Series 2013A, 5.000%, 10/01/27 – AGM Insured
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	603,092
415	5.000%, 10/01/21	No Opt. Call	Baa1	462,397
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	2,069,462
	University Medical Center, Series 2014A, 5.250%, 12/01/34
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	3,000,060
	Bonds, Series 2007A-1, 5.000%, 6/01/33
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax
	Allocation Bonds, Series 2007A:
475	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	485,664
660	5.500%, 9/01/27 – SYNCORA GTY Insured	9/17 at 100.00	N/R	669,207
1,185	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	No Opt. Call	A–	1,283,248
	Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007:
1,285	5.000%, 6/01/21	6/17 at 100.00	N/R	1,286,735
1,030	4.625%, 6/01/21	6/17 at 100.00	N/R	1,030,680
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	154,790
305	4.000%, 9/01/26	9/22 at 100.00	N/R	313,040
250	4.000%, 9/01/27	9/22 at 100.00	N/R	254,538
575	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	BBB–	606,706
	5.250%, 11/01/21
1,795	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District	No Opt. Call	N/R	1,992,037
	2001-1, Senior Series 2013A, 5.000%, 9/01/22
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A,	No Opt. Call	A	175,038
	0.000%, 10/01/26 (6)
100	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities	No Opt. Call	N/R	100,050
	Project, Series 2007, 5.100%, 6/01/17
340	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	346,814
	Bonds Series 2013, 5.000%, 9/01/17
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	No Opt. Call	A+	2,444,980
	Airport, Second Series 2016A, 5.000%, 5/01/26
1,080	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	4/17 at 100.00	AA–	1,084,007
	Project, Series 2005A, 5.000%, 8/01/17 – NPFG Insured
800	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (5)	855,648
	(Pre-refunded 8/01/19)
1,860	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	2,008,149
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A,	7/19 at 100.00	Baa1	996,956
	6.000%, 7/01/29
23,905	Total California			25,707,557
	Colorado – 5.5% (4.2% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18	No Opt. Call	A	289,377
310	4.000%, 6/01/20	No Opt. Call	A	330,364
250	5.000%, 6/01/21	No Opt. Call	A	278,963
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	20.348%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	193,955
300	20.348%, 3/01/26 (IF) (4)	No Opt. Call	Aa2	596,385
430	20.303%, 3/01/27 (IF) (4)	No Opt. Call	Aa2	857,777
725	20.348%, 3/01/28 (IF) (4)	No Opt. Call	Aa2	1,415,454
200	20.348%, 3/01/29 (IF) (4)	No Opt. Call	Aa2	385,830
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/26 at 100.00	Baa2	2,105,302
	Refunding Senior Lien Series 2016, 5.000%, 12/01/30
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 –	No Opt. Call	AA–	313,954
	NPFG Insured
1,535	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	N/R (5)	1,591,457
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	1,341,050
	Utilities, Series 2008, 6.500%, 11/15/38
7,350	Total Colorado			9,699,868
	Florida – 9.5% (7.3% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	460,488
150	5.000%, 11/15/23	No Opt. Call	BBB	168,978
460	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	No Opt. Call	N/R	477,903
	Project, Series 2013A, 5.500%, 11/01/23
1,270	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA	1,448,003
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)
435	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	459,138
	LLC Project, Series 2010A, 5.350%, 7/01/29
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	2,063,860
	Refunding Series 2013A, 4.500%, 6/01/23
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,144,180
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A,	10/22 at 100.00	A2	3,353,769
	5.000%, 10/01/26
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
3,150	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	3,226,640
500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Baa2	511,775
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	No Opt. Call	BBB+	1,570,002
	Series 2013A, 5.000%, 11/01/22
250	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB	254,765
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue	No Opt. Call	BBB+	339,428
	Bonds, Series 2014A-1, 5.000%, 3/01/24
1,370	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	1,339,024
	Refunding Series 2013, 4.000%, 5/01/23
15,670	Total Florida			16,817,953
	Georgia – 2.2% (1.7% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A–	1,124,271
2,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	4/17 at 100.00	N/R	2,001,840
	5.000%, 2/01/34 – SYNCORA GTY Insured
872	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	4/17 at 100.00	N/R	737,449
3,897	Total Georgia			3,863,560
	Illinois – 13.7% (10.6% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007,	11/22 at 100.00	AA–	3,505,399
	15.438%, 11/15/25 (IF) (4)
775	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project,	1/18 at 102.00	N/R	802,838
	Senior Lien Series 2008, 6.550%, 1/01/20
1,000	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	4/17 at 100.00	BBB	1,000,870
	Series 2007, 5.000%, 12/01/26
1,260	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	4/17 at 100.00	BB–	1,260,000
	5.375%, 2/15/25
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/17 at 100.00	Baa3	2,680,724
	2006A, 5.000%, 4/01/24
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A,	8/25 at 100.00	A1	4,622,159
	5.000%, 2/01/27
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB	5,304,797
1,790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series	No Opt. Call	AA–	1,969,680
	2014A, 5.000%, 12/01/19
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	846,860
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/33	3/25 at 100.00	A	2,213,820
22,005	Total Illinois			24,207,147
	Indiana – 1.6% (1.3% of Total Investments)
1,180	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	B+	1,101,825
	Project, Series 2013A, 6.000%, 3/01/33
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A,	No Opt. Call	AA+	1,779,990
	5.000%, 2/01/25
2,680	Total Indiana			2,881,815
	Iowa – 2.2% (1.7% of Total Investments)
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B	997,289
	Project, Series 2013, 5.000%, 12/01/19
855	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/19 at 105.00	B	867,654
	Project, Series 2016, 5.875%, 12/01/27
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	2,000,280
	5.600%, 6/01/34
3,850	Total Iowa			3,865,223
	Kentucky – 2.2% (1.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,
	Louisville Arena Authority, Inc., Series 2008-A1:
1,320	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	1,375,783
115	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	120,270
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	2,376,210
	Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23
4,435	Total Kentucky			3,872,263
	Louisiana – 0.9% (0.7% of Total Investments)
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	514,265
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,147,660
1,500	Total Louisiana			1,661,925
	Maine – 2.4% (1.8% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	1,015,680
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	722,914
340	5.000%, 7/01/27	7/24 at 100.00	A+	391,146
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,103,228
3,810	Total Maine			4,232,968
	Maryland – 1.0% (0.7% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial
	Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	215,278
275	5.000%, 7/01/22	No Opt. Call	Baa1	313,530
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	9/21 at 100.00	AAA	1,164,750
	Series 2011A, 5.000%, 9/15/22
1,470	Total Maryland			1,693,558
	Massachusetts – 2.0% (1.5% of Total Investments)
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at	4/17 at 100.00	AA	250,585
	Lexington Project, Series 2005A, 5.000%, 3/01/35 – RAAI Insured
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy	11/17 at 100.00	BB+	1,001,880
	Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax)
420	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/22 at 100.00	BBB	456,515
	Series 2012C, 5.000%, 7/01/29
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,
	Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	94,097
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	588,105
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	142,072
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	1,009,900
3,390	Total Massachusetts			3,543,154
	Michigan – 6.0% (4.6% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa1	1,872,700
	Bond Trust 2016-XG0091, 20.726%, 5/01/30 – AGM Insured (IF) (4)
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	4/17 at 100.00	AA–	5,014
	7/01/36 – NPFG Insured
5	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	4/17 at 100.00	AA–	5,015
	7/01/34 – NPFG Insured
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BBB–	758,061
	Center, Series 2013A, 5.000%, 7/01/23
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (5)	2,275,692
	Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	No Opt. Call	AA	3,470,640
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series
	2014D-1, 5.000%, 7/01/23 – AGM Insured
155	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	156,792
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	12/20 at 100.00	AA–	2,100,264
	Trust 2015-XF0126, 19.751%, 12/01/27 (IF) (4)
8,320	Total Michigan			10,644,178
	Minnesota – 1.6% (1.2% of Total Investments)
550	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	1/26 at 100.00	A–	646,998
	2016, 5.000%, 1/01/27
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project,	No Opt. Call	A	832,635
	Series 2013, 5.000%, 7/01/20
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul
	Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BBB–	205,826
100	3.700%, 3/01/22	No Opt. Call	BBB–	100,907
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd
	Lutheran Home, Refunding Series 2013:
500	5.000%, 1/01/18	No Opt. Call	N/R	508,445
500	5.000%, 1/01/19	No Opt. Call	N/R	515,935
2,605	Total Minnesota			2,810,746
	Mississippi – 2.4% (1.9% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092:
800	20.348%, 1/01/24 (IF) (4)	1/22 at 100.00	AA–	1,335,200
1,000	20.348%, 1/01/25 (IF) (4)	1/22 at 100.00	AA–	1,629,700
200	20.348%, 1/01/26 (IF) (4)	1/22 at 100.00	AA–	320,090
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	4/17 at 100.00	N/R (5)	1,002,890
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21 (Pre-refunded 4/03/17)
3,000	Total Mississippi			4,287,880
	Missouri – 2.7% (2.1% of Total Investments)
370	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds,	11/20 at 100.00	N/R	374,984
	Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25
1,000	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	4/17 at 100.00	N/R	963,660
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	No Opt. Call	A	3,456,240
	Project, Refunding Series 2014A, 5.000%, 1/01/23
4,370	Total Missouri			4,794,884
	Nebraska – 1.8% (1.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	3,240,840
	5.000%, 9/01/32
	Nevada – 1.6% (1.3% of Total Investments)
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,493,200
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,386,382
2,505	Total Nevada			2,879,582
	New Jersey – 7.0% (5.4% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy	No Opt. Call	B–	515,112
	Charter School Project, Series 2013A, 5.150%, 8/01/23
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,151,820
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB+	1,058,190
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	937,598
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	550,775
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	553,340
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	683,525
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/25 at 100.00	A–	674,850
	Bonds, Tender Option Bond Trust 2016-XF2340, 3.526%, 9/01/25 (IF) (4)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	BB–	1,056,090
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,067,269
	University Hospital, Series 2007, 5.250%, 7/01/21
135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	Baa3 (5)	140,347
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB–	2,997,870
	Series 2007-1A, 5.000%, 6/01/29
12,275	Total New Jersey			12,386,786
	New York – 1.9% (1.5% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	549,242
	Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29
500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds,	No Opt. Call	A+	517,660
	Refunding Series 2014, 5.000%, 1/01/18
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee	No Opt. Call	Aa3	2,375,920
	Secured Refunding Series 2015, 5.000%, 11/15/25
2,995	Total New York			3,442,822
	North Carolina – 0.9% (0.7% of Total Investments)
1,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,085,708
	1993B, 6.000%, 1/01/18 – AMBAC Insured (ETM)
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA (5)	421,444
	5.250%, 1/01/25 (Pre-refunded 1/01/19) – AGC Insured
1,440	Total North Carolina			1,507,152
	Ohio – 5.6% (4.3% of Total Investments)
3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	3,384,010
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	CCC+	1,050,000
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,085,940
	Project, Series 2009E, 5.625%, 10/01/19
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	1,296,821
	Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (Alternative Minimum Tax)
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A–	2,132,560
	5.750%, 12/01/28
11,650	Total Ohio			9,949,331
	Oklahoma – 0.7% (0.6% of Total Investments)
1,120	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Refunding Series	7/26 at 100.00	AAA	1,300,275
	2016, 5.000%, 7/01/36
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,086,889
	Memorial Hospital, Series 2012, 5.000%, 8/01/22
	Pennsylvania – 4.2% (3.3% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	No Opt. Call	BBB–	93,425
	Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University
	Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB+	492,947
480	4.000%, 5/01/21	No Opt. Call	BBB+	510,888
500	4.000%, 5/01/22	No Opt. Call	BBB+	532,890
520	4.000%, 5/01/23	No Opt. Call	BBB+	553,686
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%,	No Opt. Call	AA	2,476,124
	6/01/21 – AGM Insured
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,905,921
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (Alternative
	Minimum Tax)
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
370	5.000%, 12/01/20	No Opt. Call	BBB	410,737
435	5.000%, 12/01/21	No Opt. Call	BBB	487,944
6,750	Total Pennsylvania			7,464,562
	Rhode Island – 1.8% (1.4% of Total Investments)
3,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	AA (5)	3,194,820
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 (Pre-refunded 5/15/19) – AGC Insured
	South Carolina – 1.8% (1.4% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2010-A2,	No Opt. Call	A–	1,034,380
	5.000%, 1/01/18
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	6/24 at 100.00	AA–	2,227,320
	2014B, 5.000%, 12/01/31
3,000	Total South Carolina			3,261,700
	Tennessee – 6.3% (4.9% of Total Investments)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,
	Covenant Health, Refunding Series 2012A:
1,440	5.000%, 1/01/25	1/23 at 100.00	A	1,629,475
2,170	5.000%, 1/01/26	1/23 at 100.00	A	2,440,469
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B,	7/20 at 100.00	A	2,232,300
	5.750%, 7/01/22 (Alternative Minimum Tax)
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	457,316
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A	1,120,358
1,490	5.000%, 2/01/24	No Opt. Call	A	1,681,018
1,365	5.000%, 2/01/25	No Opt. Call	A	1,552,128
9,885	Total Tennessee			11,113,064
	Texas – 10.7% (8.2% of Total Investments)
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series	No Opt. Call	BBB	561,995
	2013, 5.000%, 1/01/22
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%,	1/20 at 100.00	BBB+ (5)	225,344
	1/01/25 (Pre-refunded 1/01/20)
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series	No Opt. Call	AA	742,335
	2013, 4.000%, 2/15/21 – AGM Insured
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,043,280
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	262,060
1,660	5.000%, 11/15/23	No Opt. Call	A3	1,905,730
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,105,046
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	564,723
	Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	480,229
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	549,750
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	Baa1	108,961
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/20 (Alternative Minimum Tax)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	19.544%, 8/15/22 (IF) (4)	No Opt. Call	AA–	178,090
155	19.368%, 8/15/24 (IF) (4)	8/23 at 100.00	AA–	277,876
200	19.544%, 8/15/26 (IF) (4)	8/23 at 100.00	AA–	345,160
175	19.333%, 8/15/27 (IF) (4)	8/23 at 100.00	AA–	294,047
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	3,558,539
	Lien Series 2008D, 6.250%, 12/15/26
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	12/22 at 100.00	A3	3,257,070
	2012, 5.000%, 12/15/27
230	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds,	12/17 at 100.00	BBB– (5)	238,643
	Uplift Education, Series 2007A, 5.750%, 12/01/27 (Pre-refunded 12/01/17)
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,	5/21 at 100.00	BBB	397,926
	Series 2011, 6.000%, 5/01/23
1,480	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2016B1,	No Opt. Call	AAA	1,802,729
	5.000%, 8/01/26
16,550	Total Texas			18,899,533
	Utah – 1.7% (1.3% of Total Investments)
3,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	3,087,240
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.5% (0.4% of Total Investments)
900	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	CCC+	900,540
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 1.2% (0.9% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	2,100,260
	2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 1.2% (0.9% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First	7/26 at 100.00	AA	1,491,018
	Tier Series 2016, 5.000%, 7/01/41 – AGM Insured
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A,	No Opt. Call	BBB	596,343
	5.000%, 7/15/21
1,875	Total Virginia			2,087,361
	Washington – 0.5% (0.4% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	AA–	817,950
	West Virginia – 0.6% (0.5% of Total Investments)
1,035	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	No Opt. Call	A–	1,037,453
	Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40
	Wisconsin – 0.4% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0127:
50	18.414%, 4/01/22 (IF) (4)	No Opt. Call	AA–	87,428
100	19.120%, 4/01/23 (IF) (4)	No Opt. Call	AA–	185,080
185	18.786%, 4/01/24 (IF) (4)	4/23 at 100.00	AA–	332,486
100	19.120%, 4/01/25 (IF) (4)	4/23 at 100.00	AA–	175,865
435	Total Wisconsin			780,859
$ 206,222	Total Long-Term Investments (cost $224,926,139)			225,829,921

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.9% (1.5% of Total Investments)

	MUNICIPAL BONDS – 1.9% (1.5% of Total Investments)

	Illinois – 0.9% (0.7% of Total Investments)
$ 1,650	Illinois Finance Authority, Revenue Bonds, University of Chicago, Variable Rate Demand Obligations,	7/18 at 100.00	A-1	$ 1,650,000
	Tender Option Bond Floater 2015-XM0114, 0.660%, 7/01/37 (7)
	Maine – 0.9% (0.7% of Total Investments)
200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College,	7/19 at 100.00	VMIG-1	200,000
	Variable Rate Demand Obligations, Tender Option Bond Floater 2016-XF0402, 0.750%, 7/01/39 (7)
	Washington – 0.1% (0.1% of Total Investments)
1,500	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative,	2/21 at 100.00	VMIG-3	1,500,000
	Variable Rate Demand Obligations, Tender Option Bond Floater 2016-XM0424, 0.970%, 2/01/41 (7)
$ 3,350	Total Short-Term Investments (cost $3,350,000)			3,350,000
	Total Investments (cost $228,276,139) – 129.3%			229,179,921
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (31.0)% (8)			(54,993,973)
	Other Assets Less Liabilities – 1.7%			3,013,511
	Net Assets Applicable to Common Shares – 100%			$ 177,199,459

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$225,829,921	$ —	$225,829,921
Short-Term Investments:
Municipal Bonds	—	3,350,000	—	3,350,000
Total	$ —	$229,179,921	$ —	$229,179,921

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $228,088,386.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$ 4,514,785
Depreciation	(3,423,250)
Net unrealized appreciation (depreciation) of investments	$ 1,091,535

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 24.0%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017